UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Brian C. Janssen

EuroPacific Growth Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2021

Tap into the growth
potential of
international equities

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2021:

	1 year	5 years	10 years

Class F-2 shares	24.64%	12.05%	10.52%
Class A shares (reflecting 5.75% maximum sales charge)	17.18	10.46	9.59

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.57% for Class F-2 shares and 0.82% for Class A shares as of the prospectus dated June 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for EuroPacific Growth Fund for the periods ended September 30, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AEPGX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

12	Financial statements

16	Notes to financial statements

27	Financial highlights

Results at a glance

For periods ended September 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 4/16/84)

EuroPacific Growth Fund (Class F-2 shares)	4.42%	24.64%	12.05%	10.52%	11.07%
EuroPacific Growth Fund (Class A shares)	4.29	24.33	11.78	10.24	10.84
MSCI ACWI (All Country World Index) ex USA[1,2]	2.32	23.92	8.94	7.48	N/A

[1]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[2]	The index did not exist prior to December 31, 1987. Results reflect dividends net of withholding taxes.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

EuroPacific Growth Fund	1

Investment portfolio September 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	28.17%
Japan	10.33
China	8.21
India	7.74
United Kingdom	5.87
Canada	4.90
Brazil	4.85
United States	3.96
Switzerland	3.91
Other countries	17.81
Short-term securities & other assets less liabilities	4.25
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.44%	Shares	Value (000)
Information technology 19.60%
ASML Holding NV1	9,479,994	$6,993,129
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	207,397,649	4,276,756
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,010,484	894,371
Keyence Corp.[1]	4,748,009	2,844,936
Shopify, Inc., Class A, subordinate voting shares[2]	1,845,706	2,502,371
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[2]	139,200	188,943
PagSeguro Digital, Ltd., Class A2	29,231,017	1,511,828
Adyen NV1,2	462,823	1,286,908
Nice, Ltd. (ADR)[3,4]	4,134,418	1,174,340
Nice, Ltd.[1,3]	274,045	77,522
Hexagon AB, Class B1	74,706,466	1,151,090
Samsung Electronics Co., Ltd.[1]	14,691,315	914,370
Edenred SA1,3	14,694,678	791,466
Worldline SA, non-registered shares[1,2,4]	10,299,019	785,775
SAP SE1	5,638,433	763,859
Sinch AB1,2,3	37,391,960	720,558
Nomura Research Institute, Ltd.[1]	19,156,019	705,986
Tokyo Electron, Ltd.[1]	1,574,600	694,088
Halma PLC[1]	17,931,249	684,001
StoneCo, Ltd., Class A2	17,656,326	613,028
Atlassian Corp. PLC, Class A2	1,394,754	545,935
STMicroelectronics NV1	11,629,311	507,009
Fujitsu Ltd.[1]	2,616,900	475,257
Lightspeed Commerce, Inc. SV, subordinate voting shares[2,4]	3,557,999	343,098
Lightspeed Commerce, Inc. SV, subordinate voting shares (CAD denominated)[2]	1,357,162	130,959
Amadeus IT Group SA, Class A, non-registered shares[1,2]	6,629,096	435,482
Wise PLC, Class A1,2	28,962,690	422,716
Snowflake, Inc., Class A2	1,184,828	358,328
ironSource Ltd., Class A2,4	14,825,000	161,148
ironSource Ltd., Class A2	8,563,118	93,081
OBIC Co., Ltd.[1]	1,274,055	243,787

2	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Capgemini SE1	1,169,000	$243,117
Silergy Corp.[1]	1,501,298	220,470
Infosys, Ltd. (ADR)	9,146,249	203,504
Delta Electronics, Inc.[1]	20,627,529	185,570
Suse SA1,2,4	4,509,672	184,869
Dassault Systemes SE1	3,523,645	184,733
Xero, Ltd.[1,2]	1,765,454	175,938
Nemetschek SE1	1,535,720	161,410
TeamViewer AG1,2	5,407,990	159,464
NVIDIA Corp.	734,200	152,097
Infineon Technologies AG1	3,635,318	149,445
Afterpay, Ltd.[1,2]	1,676,121	145,003
Nexi SpA[1,2]	7,612,679	142,028
TE Connectivity, Ltd.	1,004,000	137,769
Reply SpA[1]	728,877	134,274
Kingdee International Software Group Co., Ltd.[1,2]	35,746,000	118,341
MediaTek, Inc.[1]	3,509,000	113,107
NXP Semiconductors NV	576,590	112,937
SimCorp AS1	915,160	107,791
Nuvei Corp., subordinate voting shares[2]	572,942	66,186
Nuvei Corp., subordinate voting shares[2,5]	329,028	38,010
ASM International NV1	263,603	102,921
ITOCHU Techno-Solutions Corp.[1]	2,995,300	97,786
Zscaler, Inc.[2]	342,700	89,863
Endava PLC, Class A (ADR)[2]	586,331	79,653
SUMCO Corp.[1]	3,644,000	73,163
Justsystems Corp.[1]	1,256,248	70,888
TELUS International (Cda), Inc., subordinate voting shares[2]	1,817,100	63,617
Flat Glass Group Co., Ltd., Class H1,2,4	10,566,000	49,699
Okta, Inc., Class A2	190,600	45,237
TDK Corp.[1]	1,200,300	43,363
AVEVA Group PLC[1]	729,625	35,238
Otsuka Corp.[1]	587,800	30,219
ALTEN SA, non-registered shares[1]	206,100	30,048
Canva, Inc.[1,2,6,7]	2,062	3,514
		37,243,397

Financials 15.42%
AIA Group, Ltd.[1]	331,698,012	3,819,218
HDFC Bank, Ltd.[1]	133,509,159	2,862,233
HDFC Bank, Ltd. (ADR)	7,777,725	568,474
UniCredit SpA[1]	111,182,901	1,470,678
Kotak Mahindra Bank, Ltd.[1,2]	52,510,892	1,414,104
Deutsche Bank AG1,2	89,575,190	1,148,826
Sberbank of Russia PJSC (ADR)[1]	57,339,446	1,065,380
Barclays PLC[1]	398,370,130	1,015,998
Société Générale[1]	29,688,608	932,134
ING Groep NV1	51,868,785	752,833
Banco Santander, SA1	197,455,064	715,203
ICICI Bank, Ltd.[1]	70,785,328	665,363
ICICI Bank, Ltd. (ADR)	939,372	17,726
Hong Kong Exchanges and Clearing, Ltd.[1]	10,600,264	643,418
Brookfield Asset Management, Inc., Class A4	11,797,740	631,297
Toronto-Dominion Bank (CAD denominated)	9,128,358	604,305
KBC Groep NV1	6,296,861	565,303
Bajaj Finserv, Ltd.[1]	2,316,600	554,366
FinecoBank SpA[1,2]	30,321,846	549,510
B3 SA-Brasil, Bolsa, Balcao	215,381,600	503,872
Commerzbank AG, non-registered shares[1,2,3]	71,745,374	477,883
XP, Inc., Class A2	11,278,804	453,070
London Stock Exchange Group PLC[1]	4,525,692	452,151
Aegon NV1	86,580,061	444,500
BNP Paribas SA1	6,542,313	419,071
HDFC Life Insurance Company, Ltd.[1]	43,138,945	418,633
Banco Bilbao Vizcaya Argentaria, SA1	61,755,373	407,370
ABN AMRO Bank NV1,4	27,997,370	402,846
EQT AB1	9,143,850	376,634
Futu Holdings, Ltd. (ADR)[2,4]	4,056,854	369,255

EuroPacific Growth Fund	3

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Axis Bank, Ltd.[1,2]	35,541,354	$366,152
Ping An Insurance (Group) Company of China, Ltd., Class H1	51,851,500	351,840
Macquarie Group, Ltd.[1]	2,468,729	323,904
AXA SA1	11,526,460	320,666
Aon PLC, Class A	1,058,000	302,345
DBS Group Holdings, Ltd.[1]	13,599,735	301,994
3i Group PLC[1]	15,522,398	267,372
Allfunds Group PLC[1,2]	12,848,819	247,090
Housing Development Finance Corp., Ltd.[1]	6,597,000	241,416
Lufax Holding, Ltd. (ADR)[2]	34,395,331	240,079
PICC Property and Casualty Co., Ltd., Class H1	230,336,000	222,243
China Merchants Bank Co., Ltd., Class H1	26,880,613	213,352
Bridgepoint Group PLC[1,2]	28,859,000	196,653
Bajaj Finance, Ltd.[1]	1,650,000	169,386
Capitec Bank Holdings, Ltd.[1]	1,373,464	165,964
Euronext NV1	1,273,056	143,658
QBE Insurance Group, Ltd.[1]	14,448,982	120,541
Bank Mandiri (Persero) Tbk PT1	213,155,800	90,582
DNB Bank ASA[1,2]	2,999,446	68,097
TCS Group Holding PLC (GDR)[1]	719,253	65,486
Discovery, Ltd.[1,2]	5,137,569	46,686
Hiscox, Ltd.[1]	2,866,337	32,225
Skandinaviska Enskilda Banken AB, Class A1	2,218,637	31,261
UBS Group AG1,4	1,830,293	29,248
Bank Central Asia Tbk PT1	9,396,600	22,984
Brookfield Asset Management Reinsurance Partners, Ltd., Class A4	33,124	1,840
		29,304,718

Consumer discretionary 12.65%
MercadoLibre, Inc.[2,3]	2,627,779	4,413,092
LVMH Moët Hennessy-Louis Vuitton SE1,4	5,107,951	3,652,512
Flutter Entertainment PLC[1,2,3]	5,216,557	1,031,271
Flutter Entertainment PLC (EUR denominated)[1,2,3]	3,838,320	753,507
Sony Group Corp.[1]	11,584,760	1,290,095
Kering SA1	1,435,755	1,021,146
Delivery Hero SE1,2	6,892,492	882,619
Hermès International[1]	578,010	798,854
EssilorLuxottica[1]	3,971,378	759,393
Entain PLC[1,2]	23,875,092	683,447
Evolution AB1	4,457,899	677,638
Prosus NV, Class N1	7,693,964	605,963
Meituan, Class B1,2	18,714,518	584,393
Just Eat Takeaway (GBP denominated)[1,2]	4,925,172	357,495
Just Eat Takeaway (EUR denominated)[1,2]	1,875,809	136,691
adidas AG1	1,553,502	489,519
Domino’s Pizza Enterprises, Ltd.[1]	3,926,200	452,668
Li Ning Co., Ltd.[1]	36,143,000	416,943
Galaxy Entertainment Group, Ltd.[1,2]	78,034,374	393,726
Barratt Developments PLC[1]	37,643,548	332,184
Persimmon PLC[1]	8,753,155	311,910
Maruti Suzuki India, Ltd.[1]	2,855,619	281,948
Industria de Diseño Textil, SA1	7,473,610	271,909
Nitori Holdings Co., Ltd.[1]	1,222,800	240,564
Taylor Wimpey PLC[1]	107,636,907	222,301
JD.com, Inc., Class A1,2	5,711,343	207,552
Stellantis NV1,4	10,826,766	207,151
Alibaba Group Holding, Ltd.[1,2]	10,954,445	203,753
Booking Holdings, Inc.[2]	84,700	201,067
Naspers, Ltd., Class N1	1,183,333	194,999
Cie. Financière Richemont SA, Class A1	1,846,409	190,390
THG PLC[1,2]	27,546,118	186,877
Midea Group Co., Ltd., Class A1	15,833,363	170,591
Pan Pacific International Holdings Corp.[1]	7,994,664	165,692
ASOS PLC[1,2]	3,634,825	145,125
Melco Resorts & Entertainment, Ltd. (ADR)[2]	13,892,505	142,259
Ferrari NV (EUR denominated)[1]	641,527	134,298
B&M European Value Retail SA1	15,257,282	121,130
China Tourism Group Duty Free Corp., Ltd., Class A1	2,859,434	115,095

4	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Americanas SA, ordinary nominative shares[2]	20,220,789	$114,810
Bandai Namco Holdings, Inc.[1]	1,243,753	93,400
Coupang, Inc., Class A2	2,828,220	78,766
Yum China Holdings, Inc.	1,268,263	73,699
Astra International Tbk PT1	176,126,100	67,287
Wynn Macau, Ltd.[1,2]	45,785,200	38,242
Melco International Development, Ltd.[1,2]	30,796,000	35,982
On Holding AG, Class A2,4	1,109,000	33,414
Shimano, Inc.[1]	73,400	21,383
JD Health International, Inc.[1,2,4]	1,736,050	16,569
Lojas Americanas SA, ordinary nominative shares	15,303,273	12,393
Trip.com Group, Ltd. (ADR)[2]	295,128	9,075
		24,042,787

Health care 11.31%
WuXi Biologics (Cayman), Inc.[1,2]	178,960,651	2,892,589
Daiichi Sankyo Company, Ltd.[1,3]	100,432,700	2,679,325
Olympus Corp.[1]	55,694,400	1,223,119
M3, Inc.[1]	16,578,851	1,183,557
Sonova Holding AG1	2,802,363	1,056,908
AstraZeneca PLC[1]	7,843,212	944,202
Novo Nordisk A/S, Class B1	8,407,581	808,684
WuXi AppTec Co., Ltd., Class A1	31,171,300	737,404
WuXi AppTec Co., Ltd., Class H1,4	1,147,640	26,790
Chugai Pharmaceutical Co., Ltd.[1]	19,597,200	717,893
CSL, Ltd.[1]	3,096,875	653,061
Lonza Group AG1	821,852	615,724
Sartorius Stedim Biotech SA1	1,094,880	611,143
Siemens Healthineers AG1	8,095,237	526,758
Aier Eye Hospital Group Co., Ltd., Class A1	57,982,009	477,285
BeiGene, Ltd. (ADR)[2]	1,177,838	427,555
BeiGene, Ltd.[1,2,4]	432,500	12,326
BioNTech SE (ADR)[2]	1,567,000	427,775
Fresenius SE & Co. KGaA[1]	8,529,558	410,095
Grifols, SA, Class A, non-registered shares[1]	14,350,358	349,905
Grifols, SA, Class B (ADR)	3,499,526	51,128
Novartis AG1	4,859,180	398,648
HOYA Corp.[1]	2,301,039	359,878
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	33,090,972	322,306
Notre Dame Intermédica Participações SA	22,681,288	310,747
Hikma Pharmaceuticals PLC[1]	9,158,708	301,306
Shionogi & Co., Ltd.[1]	4,212,202	288,559
Coloplast A/S, Class B1	1,692,614	265,299
Merck KGaA[1]	1,139,510	247,797
Genmab A/S1,2	547,416	239,157
Zai Lab, Ltd.[1,2]	1,266,588	135,182
Zai Lab, Ltd. (ADR)[2]	853,400	89,940
Argenx SE (ADR)[2]	653,405	197,328
Asahi Intecc Co., Ltd.[1]	6,881,300	188,792
Alcon, Inc.[1]	2,263,542	183,369
Hypera SA, ordinary nominative shares	28,584,628	168,702
Rede D’Or Sao Luiz SA	13,225,900	164,931
Carl Zeiss Meditec AG, non-registered shares[1]	616,623	118,532
Bachem Holding AG, Class B1	152,802	116,285
AbCellera Biologics, Inc.[2,4]	5,408,829	108,393
Ambu AS, Class B, non-registered shares[1,4]	2,877,792	85,005
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A1,2	1,298,070	77,262
Ping An Healthcare and Technology Co., Ltd., Class H1,2,4	10,862,600	70,312
CRISPR Therapeutics AG2	473,762	53,028
Amplifon SpA[1]	784,417	37,381
Koninklijke Philips NV (EUR denominated)[1]	834,111	36,970
Alibaba Health Information Technology, Ltd.[1,2]	22,458,000	32,134
Dechra Pharmaceuticals PLC[1]	446,000	29,053
Hutchmed China, Ltd. (ADR)[2]	351,471	12,867
Hangzhou Tigermed Consulting Co., Ltd., Class A1	467,123	12,517
CanSino Biologics, Inc., Class H1,2,4	231,400	8,150
Jiangsu Hengrui Medicine Co., Ltd., Class A1	771,600	5,993
		21,499,049

EuroPacific Growth Fund	5

Common stocks (continued)	Shares	Value (000)
Industrials 10.17%
Airbus SE, non-registered shares[1,2]	25,790,995	$3,386,232
Recruit Holdings Co., Ltd.[1]	20,399,724	1,243,879
Safran SA1	8,924,048	1,118,898
Kingspan Group PLC[1,3]	11,244,097	1,112,230
DSV A/S1	4,333,913	1,034,706
Ryanair Holdings PLC (ADR)[2]	7,344,776	808,366
Ryanair Holdings PLC[1,2]	2,061,291	38,879
Melrose Industries PLC[1,3]	358,949,196	830,612
SMC Corp.[1]	1,137,082	711,390
Rentokil Initial PLC[1]	82,731,381	648,160
MTU Aero Engines AG1	2,259,839	510,977
Nidec Corp.[1]	4,515,979	500,981
VAT Group AG1	1,219,704	480,519
Nihon M&A Center Holdings, Inc.[1]	16,023,320	472,167
ASSA ABLOY AB, Class B1	15,931,147	461,927
NIBE Industrier AB, Class B1	35,376,589	444,360
Rolls-Royce Holdings PLC[1,2]	203,695,191	383,219
Spirax-Sarco Engineering PLC[1]	1,822,074	366,180
Techtronic Industries Co., Ltd.[1]	17,614,000	345,295
BayCurrent Consulting, Inc.[1]	484,978	243,573
ABB, Ltd.[1]	7,113,059	237,094
InPost SA1,2	13,733,900	226,543
Wizz Air Holdings PLC[1,2]	3,180,340	211,787
Ashtead Group PLC[1]	2,735,000	207,468
Teleperformance SE1	512,000	201,450
Contemporary Amperex Technology Co., Ltd., Class A1	2,469,960	201,013
Deutsche Post AG1	3,187,252	200,881
Adecco Group AG1	3,964,000	198,521
Fluidra, SA, non-registered shares[1,2]	4,515,412	178,414
Fluidra, SA, non-registered shares[1]	294,188	11,624
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	52,173,363	183,785
AB Volvo, Class B1	8,110,560	182,223
ZTO Express (Cayman), Inc., Class A (ADR)	5,697,333	174,680
Experian PLC[1]	3,995,681	165,984
Epiroc AB, Class B1	8,309,760	146,823
Epiroc AB, Class A1	864,056	17,810
Airports of Thailand PCL, foreign registered shares[1]	87,288,313	157,221
TFI International, Inc.	1,276,564	130,439
CCR SA, ordinary nominative shares	57,060,604	122,593
Bureau Veritas SA1	3,806,987	116,843
Rumo SA2	35,849,900	110,530
Diploma PLC[1]	2,901,016	109,080
Schneider Electric SE1	642,000	106,739
International Consolidated Airlines Group SA (CDI)[1,2]	33,077,619	79,247
Brenntag SE1	845,916	78,909
Centre Testing International Group Co., Ltd.[1]	19,467,567	76,374
Hitachi, Ltd.[1]	1,210,800	71,793
Lifco AB, Class B1	2,566,366	68,694
IMCD NV1	256,265	48,654
AirTAC International Group[1]	1,414,000	44,255
Interpump Group SpA[1]	474,700	30,748
RELX PLC[1]	1,027,193	29,601
Beijer Ref AB, Class B1	1,258,979	25,001
LIXIL Corp.[1]	712,900	20,716
Komatsu, Ltd.[1]	801,000	19,261
		19,335,348

Materials 6.62%
Vale SA, ordinary nominative shares (ADR)	149,285,019	2,082,526
Vale SA, ordinary nominative shares	102,458,709	1,434,413
Sika AG1	6,902,805	2,183,322
Shin-Etsu Chemical Co., Ltd.[1]	6,878,100	1,160,093
Koninklijke DSM NV1	5,693,591	1,138,028
First Quantum Minerals, Ltd.[3]	49,665,221	919,508
Linde PLC	1,623,790	476,388
Linde PLC (EUR denominated)[1]	1,185,299	352,425
Rio Tinto PLC[1]	10,830,958	715,126
Lundin Mining Corp.[3]	48,038,404	345,515

6	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
HeidelbergCement AG1	3,951,554	$296,361
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	31,185,423	213,984
CRH PLC[1,4]	4,355,383	203,161
Ivanhoe Mines Ltd., Class A2	31,308,835	200,222
CCL Industries, Inc., Class B, nonvoting shares	3,594,791	186,182
Givaudan SA1	40,127	183,273
BASF SE1	1,775,789	135,302
Akzo Nobel NV1	932,094	101,497
Asian Paints, Ltd.[1]	1,801,530	78,167
Yunnan Energy New Material Co., Ltd., Class A1	1,729,573	74,994
Wacker Chemie AG1	248,360	46,608
Air Liquide SA, non-registered shares[1]	177,723	28,437
Gerdau SA (ADR)	1,663,393	8,184
Chr. Hansen Holding A/S1	75,218	6,143
		12,569,859

Communication services 5.86%
Sea, Ltd., Class A (ADR)[2]	14,751,983	4,701,900
Bharti Airtel, Ltd.[1]	108,234,729	992,279
Tencent Holdings, Ltd.[1]	16,236,963	952,042
Cellnex Telecom, SA, non-registered shares[1]	11,252,548	693,629
Yandex NV, Class A2	8,687,224	692,285
Bilibili, Inc., Class Z1,2	5,626,584	375,674
Bilibili, Inc., Class Z (ADR)[2,4]	3,341,885	221,133
SoftBank Group Corp.[1]	8,436,914	487,547
Universal Music Group NV1,2	13,377,542	358,187
Facebook, Inc., Class A2	870,000	295,269
SoftBank Corp.[1]	21,074,300	286,131
NetEase, Inc.[1]	15,225,600	261,553
Nintendo Co., Ltd.[1]	393,000	191,178
Ubisoft Entertainment SA1,2	3,085,274	185,059
Vivendi SE1	9,429,549	118,938
Scout24 AG1	1,226,106	85,107
Playtika Holding Corp.[2]	2,809,063	77,614
Koninklijke KPN NV1	21,791,527	68,340
América Móvil, SAB de CV, Series L (ADR)	3,684,269	65,101
Spotify Technology SA2	91,325	20,579
Adevinta ASA[1,2]	801,607	13,717
		11,143,262

Energy 5.11%
Reliance Industries, Ltd.[1]	149,335,552	5,050,139
Reliance Industries, Ltd., interim shares[1]	10,027,005	251,854
Canadian Natural Resources, Ltd. (CAD denominated)[4]	53,489,206	1,955,696
Neste OYJ[1]	10,560,925	596,047
Cenovus Energy ,Inc.	57,243,015	577,130
Gazprom PJSC (ADR)[1]	44,875,351	441,730
TotalEnergies SE1	6,563,007	314,493
TC Energy Corp. (CAD denominated)[4]	3,581,732	172,385
Tourmaline Oil Corp.	4,031,590	140,848
Royal Dutch Shell PLC, Class B1	5,909,785	130,927
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	4,135,870	42,765
Rosneft Oil Company PJSC (GDR)[1]	3,616,788	30,155
		9,704,169

Consumer staples 4.43%
Kweichow Moutai Co., Ltd., Class A1	5,823,182	1,649,809
Nestlé SA1	11,728,955	1,411,215
Danone SA1	9,209,360	628,584
British American Tobacco PLC[1]	14,841,764	517,820
Shiseido Company, Ltd.[1]	6,164,179	415,445
Philip Morris International, Inc.	3,842,245	364,206
Avenue Supermarts, Ltd.[1,2]	6,337,619	361,001
Pernod Ricard SA1	1,504,699	329,058
Anheuser-Busch InBev SA/NV1	5,326,628	300,838
Treasury Wine Estates, Ltd.[1]	30,832,128	274,095
Carlsberg A/S, Class B1	1,552,022	252,476
Reckitt Benckiser Group PLC[1]	3,087,582	241,663

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Swedish Match AB1	17,262,503	$151,394
Heineken NV1	1,412,094	146,791
CP ALL PCL, foreign registered shares[1]	77,429,200	145,392
Godrej Consumer Products, Ltd.[1,2]	10,323,995	141,586
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	22,356,952	129,507
Fomento Económico Mexicano, SAB de CV	13,765,300	119,524
Chocoladefabriken Lindt & Sprüngli AG1	948	111,319
Coca-Cola HBC AG (CDI)[1]	3,181,000	102,243
Associated British Foods PLC[1]	4,059,647	100,870
L’Oréal SA, non-registered shares[1]	224,862	92,806
Unilever PLC (GBP denominated)[1]	1,498,419	81,002
Kerry Group PLC, Class A1	521,356	69,801
Dabur India, Ltd.[1]	7,659,423	63,629
Ocado Group PLC[1,2]	2,440,690	54,284
Uni-Charm Corp.[1]	1,100,364	48,803
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	2,294,670	38,998
COSMOS Pharmaceutical Corp.[1]	161,400	27,526
Yihai International Holding, Ltd.[1,4]	4,672,000	25,856
China Feihe, Ltd.[1]	12,619,000	21,256
		8,418,797

Utilities 1.77%
ENN Energy Holdings, Ltd.[1,3]	80,499,000	1,318,238
China Gas Holdings, Ltd.[1]	213,836,800	630,562
Enel SpA[1]	74,292,313	570,382
Ørsted AS1	3,151,792	415,849
Engie SA1	19,973,004	262,136
China Resources Gas Group, Ltd.[1]	27,588,253	144,798
Iberdrola SA, non-registered shares[1]	2,526,261	25,231
		3,367,196

Real estate 0.50%
Country Garden Services Holdings Co., Ltd.[1]	50,371,142	395,297
Goodman Logistics (HK), Ltd. REIT[1]	11,538,417	179,116
Sunac Services Holdings, Ltd.[1]	79,489,450	163,544
Ayala Land, Inc.[1]	183,054,907	119,487
Longfor Group Holdings, Ltd.[1]	19,048,192	87,537
KE Holdings, Inc., Class A (ADR)[2]	494,593	9,031
		954,012

Total common stocks (cost: $100,277,306,000)		177,582,594

Preferred securities 2.12%
Health care 0.85%
Sartorius AG, nonvoting non-registered preferred shares[1]	2,229,681	1,419,968
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	13,291,812	195,938
		1,615,906

Energy 0.75%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	143,624,356	718,155
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	70,683,360	706,833
		1,424,988

Consumer discretionary 0.37%
Volkswagen AG, nonvoting preferred shares[1]	3,133,956	702,052

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	2,590,928	151,654

Materials 0.07%
Gerdau SA, preferred nominative shares	26,891,299	133,821

8	EuroPacific Growth Fund

Preferred securities (continued)	Shares	Value (000)
Real estate 0.00%
Ayala Land, Inc., preferred shares[1,2,6]	481,283,600	—	[8]

Total preferred securities (cost: $2,337,259,000)		4,028,421

Rights & warrants 0.14%
Health care 0.13%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,2,5]	10,273,704	$243,040

Communication services 0.01%
Bharti Airtel Ltd., rights, expire 2021[1,2]	7,438,458	15,363

Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	3,624,798	1,711

Total rights & warrants (cost: $197,628,000)		260,114

Bonds, notes & other debt instruments 0.05%	Principal amount (000)
U.S. Treasury bonds & notes 0.05%
U.S. Treasury 0.05%
U.S. Treasury 2.625% 2021	$100,000	100,535

Total bonds, notes & other debt instruments (cost: $100,515,000)		100,535

Short-term securities 4.53%	Shares
Money market investments 4.25%
Capital Group Central Cash Fund 0.06%[3,9]	80,739,165	8,074,724

Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 0.06%[3,9,10]	1,515,893	151,604
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[9,10]	75,000,000	75,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	62,152,435	62,153
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[9,10]	60,000,000	60,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[9,10]	59,400,000	59,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,10]	45,000,000	45,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[9,10]	39,600,000	39,600
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,10]	34,600,000	34,600
		527,357

Total short-term securities (cost: $8,600,846,000)		8,602,081
Total investment securities 100.28% (cost: $111,513,554,000)		190,573,745
Other assets less liabilities (0.28)%		(529,916)

Net assets 100.00%		$190,043,829

EuroPacific Growth Fund	9

Investments in affiliates3

	Value of affiliates at 4/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Common stocks 8.76%
Information technology 1.46%
Nice, Ltd. (ADR)[4]	$754,051	$164,702		$872	$345	$256,114	$1,174,340	$—
Nice, Ltd.[1]	54,803	5,034		64	26	17,723	77,522	—
Edenred SA1	768,488	—		867	472	23,373	791,466	13,384
Sinch AB1,2	420,959	232,857		477	270	66,949	720,558	—
PagSeguro Digital, Ltd., Class A2,11	1,346,146	37,384		31,115	6,747	152,666	—	—
							2,763,886
Financials 0.25%
Commerzbank AG, non-registered shares[1,2]	440,362	—		447	69	37,899	477,883	—
Consumer discretionary 3.26%
MercadoLibre, Inc.[2]	3,878,418	9,918		20,142	6,906	537,992	4,413,092	—
Flutter Entertainment PLC[1,2]	1,157,395	22,858		70,438	30,613	(109,157)	1,031,271	—
Flutter Entertainment PLC (EUR denominated)[1,2]	786,605	35,569		832	467	(68,302)	753,507	—
ASOS PLC[1,2,11]	495,206	—		129,889	(55,156)	(165,036)	—	—
Melco Resorts & Entertainment, Ltd. (ADR)[2,11]	568,500	—		246,467	(92,402)	(87,372)	—	—
							6,197,870
Health care 1.41%
Daiichi Sankyo Company, Ltd.[1]	3,191,241	12,654		201,606	48,934	(371,898)	2,679,325	12,163
Notre Dame Intermédica Participações SA11	465,845	—		131,192	(2,239)	(21,667)	—	1,224
Teva Pharmaceutical Industries, Ltd. (ADR)[2,11]	647,001	—		208,576	(643,561)	527,442	—	—
							2,679,325
Industrials 1.02%
Kingspan Group PLC[1]	634,159	362,910		960	469	115,652	1,112,230	2,598
Melrose Industries PLC[1]	918,926	—		957	427	(87,784)	830,612	90,156
Nihon M&A Center Holdings, Inc.[1,11]	492,414	1,011		53,473	(13,973)	46,188	—	1,165
							1,942,842
Materials 0.67%
First Quantum Minerals, Ltd.	1,039,289	158,860		275,955	63,745	(66,431)	919,508	404
Lundin Mining Corp.	103,546	331,489		130	21	(89,411)	345,515	3,926
Vale SA, ordinary nominative shares[11]	1,758,537	26,289		—	—	(350,413)	—	203,162
Vale SA, ordinary nominative shares (ADR)[11]	2,778,474	129,256		303,791	(14,303)	(507,110)	—	296,745
							1,265,023
Communication services 0.00%
Square Enix Holdings Co., Ltd.[11]	409,233	—		422,787	31,468	(17,914)	—	1,116
Energy 0.00%
Canadian Natural Resources, Ltd. (CAD denominated)[4,11]	2,205,274	64,019		613,324	9,208	290,519	—	41,854
Utilities 0.69%
ENN Energy Holdings, Ltd.[1]	1,234,500	110,025		37,555	1,286	9,982	1,318,238	23,923
Total common stocks							16,645,067
Short-term securities 4.33%
Money market investments 4.25%
Capital Group Central Cash Fund 0.06%[9]	8,994,330	10,650,577		11,570,341	(73)	231	8,074,724	2,047
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.06%[9,10]	18,166	133,438	[12]				151,604	—	[13]
Total short-term securities							8,226,328
Total 13.09%					$(620,234)	$140,235	$24,871,395	$693,867

10	EuroPacific Growth Fund

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $143,243,756,000, which represented 75.37% of the net assets of the fund. This amount includes $142,981,839,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	All or a portion of this security was on loan. The total value of all such securities was $772,423,000, which represented .41% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $281,050,000, which represented .15% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 9/30/2021.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Unaffiliated issuer at 9/30/2021.
[12]	Represents net activity. Refer to Note 5 for more information on securities lending.
[13]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021	$3,514	$3,514	.00%

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

See notes to financial statements.

EuroPacific Growth Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at September 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $772,423 of investment securities on loan):
Unaffiliated issuers (cost: $94,325,631)	$165,702,350
Affiliated issuers (cost: $17,187,923)	24,871,395	$190,573,745
Cash		2,633
Cash denominated in currencies other than U.S. dollars (cost: $179,773)		179,773
Receivables for:
Sales of investments	484,258
Sales of fund’s shares	203,338
Dividends and interest	487,745
Securities lending income	11	1,175,352
		191,931,503
Liabilities:
Collateral for securities on loan		527,357
Payables for:
Purchases of investments	241,736
Repurchases of fund’s shares	254,376
Investment advisory services	67,077
Services provided by related parties	22,245
Trustees’ deferred compensation	5,894
U.S. and non-U.S. taxes	757,466
Other	11,523	1,360,317
Net assets at September 30, 2021		$190,043,829

Net assets consist of:
Capital paid in on shares of beneficial interest		$103,582,169
Total distributable earnings		86,461,660
Net assets at September 30, 2021		$190,043,829

See notes to financial statements.

12	EuroPacific Growth Fund

Financial statements (continued)

Statement of assets and liabilities at September 30, 2021 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,757,366 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$28,199,265	408,633		$69.01
Class C	668,105	10,051		66.47
Class T	14	—	*	69.11
Class F-1	2,338,989	34,056		68.68
Class F-2	28,653,764	415,906		68.89
Class F-3	20,646,130	298,545		69.16
Class 529-A	1,759,436	25,849		68.07
Class 529-C	75,127	1,144		65.66
Class 529-E	66,610	990		67.26
Class 529-T	17	—	*	69.07
Class 529-F-1	12	—	*	68.04
Class 529-F-2	220,320	3,193		69.00
Class 529-F-3	13	—	*	68.97
Class R-1	172,490	2,645		65.23
Class R-2	691,090	10,493		65.86
Class R-2E	102,732	1,515		67.81
Class R-3	2,707,699	40,282		67.22
Class R-4	6,023,934	89,304		67.45
Class R-5E	2,215,721	32,340		68.51
Class R-5	6,477,313	93,873		69.00
Class R-6	89,025,048	1,288,547		69.09

*	Amount less than one thousand.

See notes to financial statements.

EuroPacific Growth Fund	13

Financial statements (continued)

Statement of operations	unaudited
for the six months ended September 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $133,157; also includes $693,867 from affiliates)	$2,050,586
Securities lending income (net of fees)	8,837
Interest (net of non-U.S. taxes of $88)	543	$2,059,966
Fees and expenses*:
Investment advisory services	402,184
Distribution services	64,239
Transfer agent services	45,161
Administrative services	29,420
Reports to shareholders	1,538
Registration statement and prospectus	1,428
Trustees’ compensation	890
Auditing and legal	115
Custodian	14,391
Other	853	560,219
Net investment income		1,499,747

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $100,979):
Unaffiliated issuers	7,270,294
Affiliated issuers	(620,234)
In-kind redemptions	95,520
Currency transactions	(6,598)	6,738,982
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $701,522):
Unaffiliated issuers	49,622
Affiliated issuers	140,235
Currency translations	10,736	200,593
Net realized gain and unrealized appreciation		6,939,575

Net increase in net assets resulting from operations		$8,439,322

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

14	EuroPacific Growth Fund

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Six months ended September 30, 2021*	Year ended March 31, 2021
Operations:
Net investment income	$1,499,747	$1,400,739
Net realized gain	6,738,982	10,681,967
Net unrealized appreciation	200,593	63,316,517
Net increase in net assets resulting from operations	8,439,322	75,399,223

Distributions paid to shareholders	(8,263,804)	(644,876)

Net capital share transactions	(628,062)	(14,580,544)

Total (decrease) increase in net assets	(452,544)	60,173,803

Net assets:
Beginning of period	190,496,373	130,322,570
End of period	$190,043,829	$190,496,373

*	Unaudited.

See notes to financial statements.

EuroPacific Growth Fund	15

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

16	EuroPacific Growth Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

EuroPacific Growth Fund	17

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$9,506,303	$27,733,580	$3,514		$37,243,397
Financials	3,692,263	25,612,455	—		29,304,718
Consumer discretionary	5,078,575	18,964,212	—		24,042,787
Health care	2,334,700	19,164,349	—		21,499,049
Industrials	1,346,608	17,988,740	—		19,335,348
Materials	5,652,938	6,916,921	—		12,569,859
Communication services	6,073,881	5,069,381	—		11,143,262
Energy	2,888,824	6,815,345	—		9,704,169
Consumer staples	483,730	7,935,067	—		8,418,797
Utilities	—	3,367,196	—		3,367,196
Real estate	9,031	944,981	—		954,012
Preferred securities	1,558,809	2,469,612	—	*	4,028,421
Rights & warrants	1,711	258,403	—		260,114
Bonds, notes & other debt instruments	—	100,535	—		100,535
Short-term securities	8,602,081	—	—		8,602,081
Total	$47,229,454	$143,340,777	$3,514		$190,573,745
*	Amount less than one thousand.

18	EuroPacific Growth Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

EuroPacific Growth Fund	19

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of September 30, 2021, the total value of securities on loan was $772,423,000, and the total value of collateral received was $810,800,000. Collateral received includes cash of $527,357,000 and U.S. government securities of $283,443,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

20	EuroPacific Growth Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended September 30, 2021, the fund recognized $15,614,000 in reclaims (net of $1,364,000 in fees and the effect of realized gain or loss from currency translations) and $436,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$193,800
Undistributed long-term capital gains	8,068,441

As of September 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$82,084,230
Gross unrealized depreciation on investments	(3,645,533)
Net unrealized appreciation on investments	78,438,697
Cost of investments	112,135,048

EuroPacific Growth Fund	21

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended September 30, 2021						Year ended March 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$11,706		$1,209,576		$1,221,282		$49,608		$—	$49,608
Class C	—		30,600		30,600		—		—	—	*
Class T	—	*	1		1		—	*	—	—	*
Class F-1	698		104,783		105,481		4,193		—	4,193
Class F-2	28,426		1,161,776		1,190,202		90,941		—	90,941
Class F-3	26,527		870,774		897,301		78,548		—	78,548
Class 529-A	681		76,627		77,308		2,981		—	2,981
Class 529-C	—		3,581		3,581		—		—	—	*
Class 529-E	—		2,967		2,967		16		—	16
Class 529-T	—	*	1		1		—	*	—	—	*
Class 529-F-1	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-2†	204		9,258		9,462		627		—	627
Class 529-F-3†	—	*	—	*	—	*	—	*	—	—	*
Class R-1	—		8,018		8,018		—		—	—
Class R-2	—		32,570		32,570		—		—	—	*
Class R-2E	—		4,635		4,635		—		—	—
Class R-3	—		124,057		124,057		—		—	—	*
Class R-4	2,446		269,331		271,777		11,634		—	11,634
Class R-5E	2,071		101,275		103,346		6,935		—	6,935
Class R-5	7,855		291,233		299,088		29,864		—	29,864
Class R-6	114,285		3,767,842		3,882,127		369,529		—	369,529
Total	$194,899		$8,068,905		$8,263,804		$644,876		$—	$644,876

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the six months ended September 30, 2021, the investment advisory services fees were $402,184,000, which were equivalent to an annualized rate of 0.410% of average daily net assets.

22	EuroPacific Growth Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

EuroPacific Growth Fund	23

For the six months ended September 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$35,664	$15,385		$4,384		Not applicable
Class C	3,560	349		107		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,106	1,626		373		Not applicable
Class F-2	Not applicable	15,717		4,291		Not applicable
Class F-3	Not applicable	167		3,158		Not applicable
Class 529-A	2,068	803		274		$541
Class 529-C	412	37		12		24
Class 529-E	174	19		10		21
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	101		34		66
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	919	91		28		Not applicable
Class R-2	2,807	1,253		112		Not applicable
Class R-2E	326	109		16		Not applicable
Class R-3	7,235	2,168		435		Not applicable
Class R-4	7,968	3,180		959		Not applicable
Class R-5E	Not applicable	1,750		354		Not applicable
Class R-5	Not applicable	1,667		1,052		Not applicable
Class R-6	Not applicable	739		13,821		Not applicable
Total class-specific expenses	$64,239	$45,161		$29,420		$652

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $890,000 in the fund’s statement of operations reflects $354,000 in current fees (either paid in cash or deferred) and a net increase of $536,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended September 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $361,952,000 and $583,634,000, respectively, which generated $197,095,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2021.

24	EuroPacific Growth Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended September 30, 2021

Class A	$824,687	11,591	$1,194,833	16,636		$(1,760,970)	(24,715)	$258,550	3,512
Class C	35,186	511	30,423	439		(101,446)	(1,472)	(35,837)	(522)
Class T	—	—	—	—		—	—	—	—
Class F-1	89,444	1,263	101,856	1,425		(293,649)	(4,148)	(102,349)	(1,460)
Class F-2	3,578,554	50,525	1,141,331	15,929		(2,802,900)	(39,192)	1,916,985	27,262
Class F-3	1,778,559	24,927	813,476	11,314		(1,639,446)	(22,952)	952,589	13,289
Class 529-A	69,427	987	77,274	1,091		(120,591)	(1,720)	26,110	358
Class 529-C	4,927	72	3,580	52		(16,690)	(245)	(8,183)	(121)
Class 529-E	2,778	40	2,966	42		(5,566)	(81)	178	1
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-2	20,429	287	9,460	132		(16,835)	(237)	13,054	182
Class 529-F-3	—	—	1	—	[2]	—	—	1	— [2]
Class R-1	8,518	126	8,017	118		(25,553)	(378)	(9,018)	(134)
Class R-2	50,405	740	32,558	474		(120,298)	(1,769)	(37,335)	(555)
Class R-2E	10,672	153	4,635	65		(17,195)	(246)	(1,888)	(28)
Class R-3	158,651	2,284	123,771	1,768		(411,078)	(5,922)	(128,656)	(1,870)
Class R-4	355,818	5,113	271,750	3,871		(866,950)	(12,380)	(239,382)	(3,396)
Class R-5E	257,550	3,599	103,344	1,450		(385,535)	(5,445)	(24,641)	(396)
Class R-5	319,159	4,489	297,696	4,149		(1,198,218)	(16,805)	(581,363)	(8,167)
Class R-6	6,723,088	94,457	3,876,478	53,967		(13,226,445)	(185,678)	(2,626,879)	(37,254)
Total net increase (decrease)	$14,287,852	201,164	$8,093,451	112,922		$(23,009,365)	(323,385)	$(628,062)	(9,299)

See end of table for footnotes.

EuroPacific Growth Fund	25

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended March 31, 2021

Class A	$1,722,526	28,666		$48,380		707		$(3,917,308)	(66,522)	$(2,146,402)	(37,149)
Class C	66,533	1,116		—		—		(340,847)	(6,120)	(274,314)	(5,004)
Class T	—	—		—		—		—	—	—	—
Class F-1	295,026	5,178		4,046		59		(1,279,542)	(22,339)	(980,470)	(17,102)
Class F-2	4,908,480	83,347		86,588		1,269		(7,287,401)	(128,725)	(2,292,333)	(44,109)
Class F-3	4,097,555	68,592		68,596		1,002		(3,940,056)	(68,150)	226,095	1,444
Class 529-A	228,433	3,944		2,979		44		(248,538)	(4,236)	(17,126)	(248)
Class 529-C	12,640	221		—		—		(136,357)	(2,522)	(123,717)	(2,301)
Class 529-E	6,803	111		16		—	[2]	(12,853)	(222)	(6,034)	(111)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,739	277		—	[2]	—	[2]	(182,816)	(3,243)	(168,077)	(2,966)
Class 529-F-2[3]	187,641	3,212		627		9		(14,367)	(210)	173,901	3,011
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	15,727	275		—		—		(56,177)	(994)	(40,450)	(719)
Class R-2	114,089	1,971		—		—		(216,030)	(3,764)	(101,941)	(1,793)
Class R-2E	20,416	340		—		—		(34,750)	(599)	(14,334)	(259)
Class R-3	374,200	6,498		—		—		(1,225,713)	(21,176)	(851,513)	(14,678)
Class R-4	899,600	15,674		11,631		174		(2,853,854)	(48,258)	(1,942,623)	(32,410)
Class R-5E	461,175	7,664		6,935		102		(983,173)	(15,821)	(515,063)	(8,055)
Class R-5	952,596	16,254		29,745		436		(2,949,307)	(48,453)	(1,966,966)	(31,763)
Class R-6	13,816,701	226,384		368,202		5,385		(17,724,090)	(301,887)	(3,539,187)	(70,118)
Total net increase (decrease)	$28,194,890	469,724		$627,745		9,187		$(43,403,179)	(743,241)	$(14,580,544)	(264,330)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,896,951,000 and $29,685,258,000, respectively, during the six months ended September 30, 2021.

26	EuroPacific Growth Fund

Financial highlights

		Income (loss) from
		investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
9/30/2021[5,6]	$68.98	$.46	$2.62	$3.08	$(.03)	$(3.02)	$(3.05)	$69.01	4.29%[7]	$28,199		.81%[8]		.81%[8]		1.29%[8]
3/31/2021	43.13	.34	25.63	25.97	(.12)	—	(.12)	68.98	60.22	27,945		.83		.83		.58
3/31/2020	50.99	.53	(6.84)	(6.31)	(.58)	(.97)	(1.55)	43.13	(13.03)	19,075		.84		.84		1.02
3/31/2019	56.66	.71	(3.52)	(2.81)	(.62)	(2.24)	(2.86)	50.99	(4.97)	24,704		.83		.83		1.37
3/31/2018	49.30	.47	9.51	9.98	(.49)	(2.13)	(2.62)	56.66	20.74	29,067		.82		.82		.86
3/31/2017	44.28	.44	5.14	5.58	(.56)	—	(.56)	49.30	12.72	25,678		.85		.85		.95
Class C:
9/30/2021[5,6]	66.76	.18	2.55	2.73	—	(3.02)	(3.02)	66.47	3.90 [7]	668		1.55	[8]	1.55	[8]	.53	[8]
3/31/2021	41.98	(.09)	24.87	24.78	—	—	—	66.76	59.03	706		1.56		1.56		(.15)
3/31/2020	49.70	.15	(6.69)	(6.54)	(.21)	(.97)	(1.18)	41.98	(13.68)	654		1.58		1.58		.30
3/31/2019	55.32	.31	(3.41)	(3.10)	(.28)	(2.24)	(2.52)	49.70	(5.70)	1,015		1.60		1.60		.62
3/31/2018	48.19	.04	9.29	9.33	(.07)	(2.13)	(2.20)	55.32	19.82	1,350		1.60		1.60		.08
3/31/2017	43.25	.08	5.02	5.10	(.16)	—	(.16)	48.19	11.82	1,240		1.63		1.63		.17
Class T:
9/30/2021[5,6]	69.04	.54	2.62	3.16	(.07)	(3.02)	(3.09)	69.11	4.40 [7,9]	—	[10]	.58	[8,9]	.58	[8,9]	1.51	[8,9]
3/31/2021	43.13	.49	25.65	26.14	(.23)	—	(.23)	69.04	60.61 [9]	—	[10]	.58	[9]	.58	[9]	.82	[9]
3/31/2020	50.99	.65	(6.82)	(6.17)	(.72)	(.97)	(1.69)	43.13	(12.82)[9]	—	[10]	.59	[9]	.59	[9]	1.25	[9]
3/31/2019	56.69	.83	(3.54)	(2.71)	(.75)	(2.24)	(2.99)	50.99	(4.76)[9]	—	[10]	.59	[9]	.59	[9]	1.60	[9]
3/31/2018[5,11]	49.19	.58	9.63	10.21	(.58)	(2.13)	(2.71)	56.69	21.27 [7,9]	—	[10]	.60	[8,9]	.60	[8,9]	1.07	[8,9]
Class F-1:
9/30/2021[5,6]	68.67	.45	2.60	3.05	(.02)	(3.02)	(3.04)	68.68	4.26 [7]	2,339		.84	[8]	.84	[8]	1.25	[8]
3/31/2021	42.93	.33	25.51	25.84	(.10)	—	(.10)	68.67	60.21	2,439		.84		.84		.56
3/31/2020	50.75	.53	(6.82)	(6.29)	(.56)	(.97)	(1.53)	42.93	(13.05)	2,259		.85		.85		1.02
3/31/2019	56.40	.74	(3.57)	(2.83)	(.58)	(2.24)	(2.82)	50.75	(5.01)	3,232		.87		.87		1.43
3/31/2018	49.08	.45	9.46	9.91	(.46)	(2.13)	(2.59)	56.40	20.69	4,385		.86		.86		.83
3/31/2017	44.08	.43	5.11	5.54	(.54)	—	(.54)	49.08	12.69	4,179		.87		.87		.93
Class F-2:
9/30/2021[5,6]	68.83	.55	2.60	3.15	(.07)	(3.02)	(3.09)	68.89	4.42 [7]	28,654		.57	[8]	.57	[8]	1.54	[8]
3/31/2021	43.00	.50	25.56	26.06	(.23)	—	(.23)	68.83	60.61	26,751		.57		.57		.83
3/31/2020	50.83	.66	(6.81)	(6.15)	(.71)	(.97)	(1.68)	43.00	(12.80)	18,607		.59		.59		1.27
3/31/2019	56.52	.82	(3.52)	(2.70)	(.75)	(2.24)	(2.99)	50.83	(4.75)	24,585		.59		.59		1.58
3/31/2018	49.17	.61	9.48	10.09	(.61)	(2.13)	(2.74)	56.52	21.05	25,826		.59		.59		1.11
3/31/2017	44.19	.55	5.12	5.67	(.69)	—	(.69)	49.17	12.99	22,949		.60		.60		1.19
Class F-3:
9/30/2021[5,6]	69.06	.59	2.62	3.21	(.09)	(3.02)	(3.11)	69.16	4.48 [7]	20,646		.46	[8]	.46	[8]	1.64	[8]
3/31/2021	43.12	.56	25.66	26.22	(.28)	—	(.28)	69.06	60.78	19,700		.46		.46		.94
3/31/2020	50.98	.70	(6.82)	(6.12)	(.77)	(.97)	(1.74)	43.12	(12.70)	12,239		.47		.47		1.34
3/31/2019	56.68	.82	(3.48)	(2.66)	(.80)	(2.24)	(3.04)	50.98	(4.65)	11,993		.49		.49		1.60
3/31/2018	49.32	.59	9.58	10.17	(.68)	(2.13)	(2.81)	56.68	21.15	9,473		.49		.49		1.06
3/31/2017[5,12]	47.46	.24	1.62	1.86	—	—	—	49.32	3.92 [7]	1,162		.09	[7]	.09	[7]	.50	[7]
Class 529-A:
9/30/2021[5,6]	68.08	.45	2.59	3.04	(.03)	(3.02)	(3.05)	68.07	4.28 [7]	1,759		.83	[8]	.83	[8]	1.27	[8]
3/31/2021	42.58	.32	25.30	25.62	(.12)	—	(.12)	68.08	60.16	1,736		.85		.85		.55
3/31/2020	50.35	.51	(6.75)	(6.24)	(.56)	(.97)	(1.53)	42.58	(13.05)	1,096		.87		.87		.98
3/31/2019	56.00	.67	(3.49)	(2.82)	(.59)	(2.24)	(2.83)	50.35	(5.04)	1,376		.89		.89		1.31
3/31/2018	48.77	.44	9.40	9.84	(.48)	(2.13)	(2.61)	56.00	20.71	1,525		.87		.87		.81
3/31/2017	43.82	.41	5.09	5.50	(.55)	—	(.55)	48.77	12.65	1,172		.90		.90		.90

See end of table for footnotes.

EuroPacific Growth Fund	27

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2021[5,6]	$66.00	$.16	$2.52	$2.68	$—	$(3.02)	$(3.02)	$65.66	3.88%[7]		$75		1.61%[8]		1.61%[8]		.47%[8]
3/31/2021	41.51	(.08)	24.57	24.49	—	—	—	66.00	59.00		83		1.60		1.60		(.15)
3/31/2020	49.18	.13	(6.62)	(6.49)	(.21)	(.97)	(1.18)	41.51	(13.72)		148		1.61		1.61		.26
3/31/2019	54.79	.29	(3.38)	(3.09)	(.28)	(2.24)	(2.52)	49.18	(5.72)		219		1.64		1.64		.59
3/31/2018	47.73	.01	9.21	9.22	(.03)	(2.13)	(2.16)	54.79	19.76		278		1.65		1.65		.03
3/31/2017	42.90	.05	4.97	5.02	(.19)	—	(.19)	47.73	11.76		343		1.68		1.68		.12
Class 529-E:
9/30/2021[5,6]	67.36	.36	2.56	2.92	—	(3.02)	(3.02)	67.26	4.15	[7]	67		1.07	[8]	1.07	[8]	1.03	[8]
3/31/2021	42.15	.19	25.04	25.23	(.02)	—	(.02)	67.36	59.81		67		1.07		1.07		.34
3/31/2020	49.87	.39	(6.70)	(6.31)	(.44)	(.97)	(1.41)	42.15	(13.24)		46		1.09		1.09		.77
3/31/2019	55.50	.55	(3.44)	(2.89)	(.50)	(2.24)	(2.74)	49.87	(5.24)		60		1.11		1.11		1.09
3/31/2018	48.35	.31	9.31	9.62	(.34)	(2.13)	(2.47)	55.50	20.41		71		1.11		1.11		.57
3/31/2017	43.45	.30	5.04	5.34	(.44)	—	(.44)	48.35	12.39		60		1.13		1.13		.66
Class 529-T:
9/30/2021[5,6]	69.01	.53	2.61	3.14	(.06)	(3.02)	(3.08)	69.07	4.37	[7,9]	—	[10]	.63	[8,9]	.63	[8,9]	1.47	[8,9]
3/31/2021	43.12	.46	25.64	26.10	(.21)	—	(.21)	69.01	60.54	[9]	—	[10]	.63	[9]	.63	[9]	.77	[9]
3/31/2020	50.98	.63	(6.83)	(6.20)	(.69)	(.97)	(1.66)	43.12	(12.87)[9]		—	[10]	.64	[9]	.64	[9]	1.19	[9]
3/31/2019	56.68	.79	(3.53)	(2.74)	(.72)	(2.24)	(2.96)	50.98	(4.82)[9]		—	[10]	.65	[9]	.65	[9]	1.52	[9]
3/31/2018[5,11]	49.19	.56	9.62	10.18	(.56)	(2.13)	(2.69)	56.68	21.22	[7,9]	—	[10]	.64	[8,9]	.64	[8,9]	1.03	[8,9]
Class 529-F-1:
9/30/2021[5,6]	68.03	.51	2.59	3.10	(.07)	(3.02)	(3.09)	68.04	4.37	[7,9]	—	[10]	.65	[8,9]	.65	[8,9]	1.46	[8,9]
3/31/2021	42.54	.56	25.20	25.76	(.27)	—	(.27)	68.03	60.52	[9]	—	[10]	.63	[9]	.63	[9]	1.07	[9]
3/31/2020	50.32	.62	(6.75)	(6.13)	(.68)	(.97)	(1.65)	42.54	(12.86)		126		.64		.64		1.20
3/31/2019	55.99	.76	(3.47)	(2.71)	(.72)	(2.24)	(2.96)	50.32	(4.81)		145		.66		.66		1.50
3/31/2018	48.74	.56	9.40	9.96	(.58)	(2.13)	(2.71)	55.99	20.96		134		.65		.65		1.02
3/31/2017	43.81	.51	5.07	5.58	(.65)	—	(.65)	48.74	12.88		102		.68		.68		1.11
Class 529-F-2:
9/30/2021[5,6]	68.94	.53	2.62	3.15	(.07)	(3.02)	(3.09)	69.00	4.38	[7]	220		.61	[8]	.61	[8]	1.50	[8]
3/31/2021[5,13]	57.39	.13	11.63	11.76	(.21)	—	(.21)	68.94	20.50	[7]	208		.25	[7]	.25	[7]	.19	[7]
Class 529-F-3:
9/30/2021[5,6]	68.89	.57	2.61	3.18	(.08)	(3.02)	(3.10)	68.97	4.45	[7]	—	[10]	.52	[8]	.52	[8]	1.59	[8]
3/31/2021[5,13]	57.39	.16	11.62	11.78	(.28)	—	(.28)	68.89	20.54	[7]	—	[10]	.27	[7]	.22	[7]	.23	[7]
Class R-1:
9/30/2021[5,6]	65.57	.18	2.50	2.68	—	(3.02)	(3.02)	65.23	3.89	[7]	173		1.56	[8]	1.56	[8]	.53	[8]
3/31/2021	41.23	(.09)	24.43	24.34	—	—	—	65.57	59.03		182		1.57		1.57		(.16)
3/31/2020	48.86	.14	(6.56)	(6.42)	(.24)	(.97)	(1.21)	41.23	(13.68)		144		1.58		1.58		.29
3/31/2019	54.46	.31	(3.37)	(3.06)	(.30)	(2.24)	(2.54)	48.86	(5.71)		209		1.60		1.60		.61
3/31/2018	47.49	.05	9.14	9.19	(.09)	(2.13)	(2.22)	54.46	19.82		263		1.60		1.60		.09
3/31/2017	42.69	.08	4.96	5.04	(.24)	—	(.24)	47.49	11.86		247		1.61		1.61		.19

See end of table for footnotes.

28	EuroPacific Growth Fund

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2021[5,6]	$66.17	$.19	$2.52	$2.71	$—	$(3.02)	$(3.02)	$65.86	3.92%[7]	$691	1.54%[8]		1.54%[8]		.54%[8]
3/31/2021	41.60	(.08)	24.65	24.57	—	—	—	66.17	59.03	731	1.55		1.55		(.14)
3/31/2020	49.30	.14	(6.61)	(6.47)	(.26)	(.97)	(1.23)	41.60	(13.65)	534	1.57		1.57		.28
3/31/2019	54.93	.31	(3.39)	(3.08)	(.31)	(2.24)	(2.55)	49.30	(5.71)	690	1.60		1.60		.61
3/31/2018	47.88	.06	9.21	9.27	(.09)	(2.13)	(2.22)	54.93	19.84	818	1.58		1.58		.11
3/31/2017	43.01	.09	5.00	5.09	(.22)	—	(.22)	47.88	11.88	767	1.60		1.60		.20
Class R-2E:
9/30/2021[5,6]	67.96	.29	2.58	2.87	—	(3.02)	(3.02)	67.81	4.06 [7]	103	1.26	[8]	1.26	[8]	.84	[8]
3/31/2021	42.60	.08	25.28	25.36	—	—	—	67.96	59.50	105	1.27		1.27		.14
3/31/2020	50.42	.29	(6.76)	(6.47)	(.38)	(.97)	(1.35)	42.60	(13.40)	77	1.28		1.28		.56
3/31/2019	55.76	.77	(3.74)	(2.97)	(.13)	(2.24)	(2.37)	50.42	(5.46)	89	1.31		1.31		1.47
3/31/2018	48.59	.20	9.38	9.58	(.28)	(2.13)	(2.41)	55.76	20.19	254	1.29		1.29		.38
3/31/2017	43.79	.18	5.14	5.32	(.52)	—	(.52)	48.59	12.25	189	1.28		1.28		.40
Class R-3:
9/30/2021[5,6]	67.33	.34	2.57	2.91	—	(3.02)	(3.02)	67.22	4.14 [7]	2,708	1.11	[8]	1.11	[8]	.98	[8]
3/31/2021	42.15	.17	25.01	25.18	—	—	—	67.33	59.74	2,838	1.12		1.12		.29
3/31/2020	49.86	.38	(6.70)	(6.32)	(.42)	(.97)	(1.39)	42.15	(13.28)	2,395	1.13		1.13		.75
3/31/2019	55.48	.55	(3.45)	(2.90)	(.48)	(2.24)	(2.72)	49.86	(5.26)	3,446	1.14		1.14		1.08
3/31/2018	48.32	.30	9.31	9.61	(.32)	(2.13)	(2.45)	55.48	20.36	4,631	1.14		1.14		.56
3/31/2017	43.40	.30	5.04	5.34	(.42)	—	(.42)	48.32	12.40	4,505	1.14		1.14		.66
Class R-4:
9/30/2021[5,6]	67.49	.45	2.56	3.01	(.03)	(3.02)	(3.05)	67.45	4.29 [7]	6,024	.81	[8]	.81	[8]	1.29	[8]
3/31/2021	42.19	.34	25.08	25.42	(.12)	—	(.12)	67.49	60.24	6,256	.81		.81		.60
3/31/2020	49.91	.54	(6.71)	(6.17)	(.58)	(.97)	(1.55)	42.19	(13.03)	5,278	.82		.82		1.04
3/31/2019	55.52	.69	(3.46)	(2.77)	(.60)	(2.24)	(2.84)	49.91	(4.99)	7,715	.84		.84		1.37
3/31/2018	48.35	.46	9.32	9.78	(.48)	(2.13)	(2.61)	55.52	20.76	10,278	.83		.83		.85
3/31/2017	43.45	.43	5.03	5.46	(.56)	—	(.56)	48.35	12.70	9,854	.85		.85		.96
Class R-5E:
9/30/2021[5,6]	68.47	.53	2.59	3.12	(.06)	(3.02)	(3.08)	68.51	4.40 [7]	2,216	.61	[8]	.61	[8]	1.49	[8]
3/31/2021	42.77	.47	25.44	25.91	(.21)	—	(.21)	68.47	60.54	2,241	.61		.61		.81
3/31/2020	50.58	.62	(6.76)	(6.14)	(.70)	(.97)	(1.67)	42.77	(12.82)	1,745	.62		.62		1.20
3/31/2019	56.29	.62	(3.33)	(2.71)	(.76)	(2.24)	(3.00)	50.58	(4.78)	1,511	.63		.63		1.24
3/31/2018	49.02	.59	9.45	10.04	(.64)	(2.13)	(2.77)	56.29	21.01	603	.62		.62		1.06
3/31/2017	44.14	.53	5.09	5.62	(.74)	—	(.74)	49.02	12.89	9	.62		.62		1.14
Class R-5:
9/30/2021[5,6]	68.92	.57	2.61	3.18	(.08)	(3.02)	(3.10)	69.00	4.44 [7]	6,477	.51	[8]	.51	[8]	1.58	[8]
3/31/2021	43.04	.53	25.61	26.14	(.26)	—	(.26)	68.92	60.74	7,032	.51		.51		.90
3/31/2020	50.88	.70	(6.82)	(6.12)	(.75)	(.97)	(1.72)	43.04	(12.75)	5,759	.52		.52		1.33
3/31/2019	56.57	.89	(3.57)	(2.68)	(.77)	(2.24)	(3.01)	50.88	(4.71)	7,283	.54		.54		1.72
3/31/2018	49.22	.64	9.48	10.12	(.64)	(2.13)	(2.77)	56.57	21.09	8,944	.53		.53		1.16
3/31/2017	44.22	.58	5.13	5.71	(.71)	—	(.71)	49.22	13.07	8,721	.54		.54		1.27
Class R-6:
9/30/2021[5,6]	69.00	.59	2.61	3.20	(.09)	(3.02)	(3.11)	69.09	4.46 [7]	89,025	.46	[8]	.46	[8]	1.64	[8]
3/31/2021	43.08	.56	25.64	26.20	(.28)	—	(.28)	69.00	60.78	91,476	.46		.46		.94
3/31/2020	50.93	.71	(6.82)	(6.11)	(.77)	(.97)	(1.74)	43.08	(12.70)	60,141	.47		.47		1.36
3/31/2019	56.63	.86	(3.52)	(2.66)	(.80)	(2.24)	(3.04)	50.93	(4.66)	68,234	.49		.49		1.68
3/31/2018	49.27	.65	9.51	10.16	(.67)	(2.13)	(2.80)	56.63	21.17	68,770	.49		.49		1.18
3/31/2017	44.27	.60	5.14	5.74	(.74)	—	(.74)	49.27	13.10	51,100	.50		.50		1.30

See end of table for footnotes.

EuroPacific Growth Fund	29

Financial highlights (continued)

	Six months
	ended September 30,	Year ended March 31,
	2021[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[14]	12%	32%	38%	35%	29%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

30	EuroPacific Growth Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2021, through September 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPacific Growth Fund	31

Expense example (continued)

	Beginning account value 4/1/2021	Ending account value 9/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,042.88	$4.15	.81%
Class A – assumed 5% return	1,000.00	1,021.01	4.10	.81
Class C – actual return	1,000.00	1,038.99	7.92	1.55
Class C – assumed 5% return	1,000.00	1,017.30	7.84	1.55
Class T – actual return	1,000.00	1,043.98	2.97	.58
Class T – assumed 5% return	1,000.00	1,022.16	2.94	.58
Class F-1 – actual return	1,000.00	1,042.56	4.30	.84
Class F-1 – assumed 5% return	1,000.00	1,020.86	4.26	.84
Class F-2 – actual return	1,000.00	1,044.25	2.92	.57
Class F-2 – assumed 5% return	1,000.00	1,022.21	2.89	.57
Class F-3 – actual return	1,000.00	1,044.80	2.36	.46
Class F-3 – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class 529-A – actual return	1,000.00	1,042.83	4.25	.83
Class 529-A – assumed 5% return	1,000.00	1,020.91	4.20	.83
Class 529-C – actual return	1,000.00	1,038.83	8.23	1.61
Class 529-C – assumed 5% return	1,000.00	1,017.00	8.14	1.61
Class 529-E – actual return	1,000.00	1,041.52	5.48	1.07
Class 529-E – assumed 5% return	1,000.00	1,019.70	5.42	1.07
Class 529-T – actual return	1,000.00	1,043.72	3.23	.63
Class 529-T – assumed 5% return	1,000.00	1,021.91	3.19	.63
Class 529-F-1 – actual return	1,000.00	1,043.67	3.33	.65
Class 529-F-1 – assumed 5% return	1,000.00	1,021.81	3.29	.65
Class 529-F-2 – actual return	1,000.00	1,043.83	3.13	.61
Class 529-F-2 – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class 529-F-3 – actual return	1,000.00	1,044.48	2.67	.52
Class 529-F-3 – assumed 5% return	1,000.00	1,022.46	2.64	.52
Class R-1 – actual return	1,000.00	1,038.92	7.97	1.56
Class R-1 – assumed 5% return	1,000.00	1,017.25	7.89	1.56
Class R-2 – actual return	1,000.00	1,039.23	7.87	1.54
Class R-2 – assumed 5% return	1,000.00	1,017.35	7.79	1.54
Class R-2E – actual return	1,000.00	1,040.56	6.45	1.26
Class R-2E – assumed 5% return	1,000.00	1,018.75	6.38	1.26
Class R-3 – actual return	1,000.00	1,041.37	5.68	1.11
Class R-3 – assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class R-4 – actual return	1,000.00	1,042.93	4.15	.81
Class R-4 – assumed 5% return	1,000.00	1,021.01	4.10	.81
Class R-5E – actual return	1,000.00	1,043.97	3.13	.61
Class R-5E – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class R-5 – actual return	1,000.00	1,044.38	2.61	.51
Class R-5 – assumed 5% return	1,000.00	1,022.51	2.59	.51
Class R-6 – actual return	1,000.00	1,044.64	2.36	.46
Class R-6 – assumed 5% return	1,000.00	1,022.76	2.33	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

32	EuroPacific Growth Fund

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EuroPacific Growth Fund	33

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34	EuroPacific Growth Fund

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EuroPacific Growth Fund	35

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2021

By ___/s/ Brian C. Janssen ___________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2021